Stock-based compensation - Stock options (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (shares)	869,263
Granted (usd per share)	$ 115.93
Outstanding (in shares)	869,263	0	0
Weighted average grant date fair value (in dollars per share)	$ 28.76
Grant date fair value	$ 25,000,000
Options aggregate intrinsic value	1,000,000
Cost not yet recognized	25,000,000
Stock-based compensation cost	$ 1,000,000	$ 0	$ 0
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility rate	30.23%
Expected term	6 years
Risk free interest rate	3.83%
Expected dividend rate	1.83%
Minimum | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, vesting period	5 years
Maximum | Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, vesting period	6 years